SUMMARY OF OUTSTANDING AND EXERCISABLE OPTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Offsetting Assets [Line Items]
Options Outstanding, Intrinsic Value		$ 34	$ 4	$ 1
Options Exercisable, Intrinsic Value		$ 15
Exercise Price Range One [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit	$ 24.00	$ 24.00
Exercise Price Range, upper limit	$ 50.00	$ 800.00
Number Outstanding, Options Outstanding	4,241	9,109
Weighted Average Remaining Contractual, Options Outstanding	7 years 10 months 9 days	8 years 5 months 4 days
Weighted Average Exercise Price, Options Outstanding	$ 32.53	$ 85.12
Options Outstanding, Intrinsic Value		$ 27
Number Exercisable, Options Exercisable	1,964	3,661
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable	7 years 8 months 8 days	8 years 2 months 23 days
Weighted Average Exercise Price, Options Exercisable	$ 30.40	$ 112.22
Options Exercisable, Intrinsic Value		$ 15
Exercise Price Range Two [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit	50.01	$ 800.01
Exercise Price Range, upper limit	$ 100.00	$ 8,000.00
Number Outstanding, Options Outstanding	4,174	1,133
Weighted Average Remaining Contractual, Options Outstanding	7 years 8 months 26 days	6 years 2 months 19 days
Weighted Average Exercise Price, Options Outstanding	$ 53.33	$ 2,323.42
Number Exercisable, Options Exercisable	2,824	1,133
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable	7 years 8 months 23 days	6 years 2 months 19 days
Weighted Average Exercise Price, Options Exercisable	$ 53.58	$ 2,323.42
Exercise Price Range Three [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit	100.01	8,000.01
Exercise Price Range, upper limit	$ 20,664.00	$ 16,000.00
Number Outstanding, Options Outstanding	2,703	638
Weighted Average Remaining Contractual, Options Outstanding	4 years 9 months	3 years 5 months 19 days
Weighted Average Exercise Price, Options Outstanding	$ 5,677.84	$ 12,963.87
Number Exercisable, Options Exercisable	2,703	638
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable	4 years 9 months	3 years 5 months 19 days
Weighted Average Exercise Price, Options Exercisable	$ 5,677.84	$ 12,963.87
Exercise Price Range Four [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit		16,000.01
Exercise Price Range, upper limit		$ 22,200,000.00
Number Outstanding, Options Outstanding		312
Weighted Average Remaining Contractual, Options Outstanding		2 years 2 months 19 days
Weighted Average Exercise Price, Options Outstanding		$ 18,178.77
Number Exercisable, Options Exercisable		312
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable		2 years 2 months 19 days
Weighted Average Exercise Price, Options Exercisable		$ 18,178.77